UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		August 14, 2012

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  41
Form 13F Information Table Value Total: $333,557 (x 1,000)

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

AmerisourceBergen Corp              COM  03073E105    $7,221   183,500 SH      SOLE                183,500      0    0
Anheuser Busch InBev SA/N           ADR  03524A108   $14,305   179,600 SH      SOLE                179,600      0    0
Archer-Daniels-Midland Co           COM  039483102    $3,838   130,000 SH      SOLE                130,000      0    0
Bed Bath & Beyond Inc               COM  075896100    $4,511    73,000 SH      SOLE                 73,000      0    0
CBRE Group Inc                     CL A  12504L109    $7,719   471,838 SH      SOLE                471,838      0    0
Chefs Whse Inc                      COM   163086101   $7,343   406,809 SH      SOLE                406,809      0    0
Coca Cola Co                        COM   191216100   $2,283    29,200 SH      SOLE                 29,200      0    0
CVS Caremark Corp                   COM   126650100  $22,613   483,900 SH      SOLE                483,900      0    0
Dollar General Corp NEW             COM   256677105   $5,276    97,000 SH      SOLE                 97,000      0    0
DXP Enterprises Inc NEW         COM NEW   233377407   $2,420    58,340 SH      SOLE                 58,340      0    0
General Mls Inc                     COM   370334104  $22,010   571,100 SH      SOLE                571,100      0    0
Grainager W W Inc                   COM   384802104   $2,869    15,000 SH      SOLE                 15,000      0    0
HJ Heinz Co                         COM   423074103   $3,176    58,400 SH      SOLE                 58,400      0    0
Home Depot Inc                      COM   437076102   $5,235    98,800 SH      SOLE                 98,800      0    0
International Speedway            CL A    460335201   $8,005   305,753 SH      SOLE                305,753      0    0
Jones Lang LaSalle Inc              COM  48020Q107    $7,213   102,500 SH      SOLE                102,500      0    0
Kellogg Co                          COM   487836108   $6,788   137,600 SH      SOLE                137,600      0    0
Kraft Foods Inc-A                   CLA  50075N104   $24,280   628,700 SH      SOLE                628,700      0    0
Mastercard Incorporated             CLA  57636Q104    $4,989    11,600 SH      SOLE                 11,600      0    0
McDonalds Corp                      COM   580135101   $6,888    77,800 SH      SOLE                 77,800      0    0
McKesson Corp                       COM  58155Q103   $12,714   135,613 SH      SOLE                135,613      0    0
Medassets Inc                       COM  584045108   $11,363   844,835 SH      SOLE                844,835      0    0
Mednax Inc                          COM  58502B106   $12,570   183,400 SH      SOLE                183,400      0    0
Mmodal Inc                          COM  60689B107    $5,543   427,035 SH      SOLE                427,035      0    0
MRC Global Inc.                     COM  55345K103    $8,337   391,787 SH      SOLE                391,787      0    0
MSC Industrial Direct Co-           CLA   553530106   $3,271    49,900 SH      SOLE                 49,900      0    0
Pepsico Inc                         COM   713448108   $2,332    33,000 SH      SOLE                 33,000      0    0
Pool Corporation                    COM  73278L105    $4,605   113,815 SH      SOLE                113,815      0    0
Price T Rowe Group Inc              COM  74144T108   $13,423   213,200 SH      SOLE                213,200      0    0
Proctor & Gamble Co                 COM   742712109   $4,937    80,600 SH      SOLE                 80,600      0    0
Service Corp Internationa           COM   817565104   $9,057   732,166 SH      SOLE                732,166      0    0
Smuckers J M Co                 COM NEW   832696405   $5,460    72,300 SH      SOLE                 72,300      0    0
Sysco Corp                          COM   871829107   $3,303   110,800 SH      SOLE                110,800      0    0
Target Corp                         COM  87612E106    $6,145   105,600 SH      SOLE                105,600      0    0
Team Health Holdings Inc            COM  87817A107    $5,300   220,000 SH      SOLE                220,000      0    0
Towers Watson & Co CL A            CL A  891894107    $9,307   155,372 SH      SOLE                155,372      0    0
US Physical Therapy Inc             COM  90337L108      $859    33,789 SH      SOLE                 33,789      0    0
United Stationers Inc               COM   913004107   $9,268   343,889 SH      SOLE                343,889      0    0
Visa Inc                            CLA  92826C839   $22,983   185,900 SH      SOLE                185,900      0    0
Wal Mart Stores Inc                 COM   931142102   $7,153   102,600 SH      SOLE                102,600      0    0
Wesco International Inc             COM  95082P105    $6,645   115,486 SH      SOLE                115,486      0    0
